Income Taxes - Summary of Principle Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Components of Deferred Tax Assets [Abstract]
Accruals and reserves	¥ 28,725	$ 4,165	¥ 14,748
Net operating loss carried forward	182,191	26,415	98,015
Government grants	99	14	0
Depreciation and amortization	4,160	604	681
Excessive education fee	593	86	625
Research and development expense carried forward	0	0	1,063
Capitalized research and development expense	5,581	809	0
Timing difference of research and development expense recognition	215,026	31,176	154,017
Timing difference of revenue recognition	1,161	168	0
Excessive donation expense carried forward	2,533	367	2,449
Operating lease liabilities	10,405	1,509	21,438
Gross deferred tax assets	450,474	65,313	293,036
Less: Valuation allowance	(436,833)	(63,335)	(264,196)
Total deferred tax assets, net	13,641	1,978	28,840
Deferred tax liabilities:
Operating right of use assets	(13,075)	(1,896)	(20,033)
Depreciation and amortization	(566)	(82)	(8,807)
Total deferred tax liabilities	(13,641)	(1,978)	(28,840)
Net deferred tax assets	¥ 0	$ 0	¥ 0